Convertible Debentures (Details Narrative) - USD ($)	1 Months Ended									12 Months Ended
	Oct. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May. 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Aug. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Loss/gain on conversion of debt										$ 7,130
A
Convertible debt issued									$ 32,500
Interest per annum									8.00%
Maturity date									May 05, 2014
Conversion rate									58.00%
Discount to note payable									$ 24,963
Carrying value of convertible note that will be accreted over term									$ 32,500
Conversion of note, shares issued										1,306,199
Conversion of note, amount										$ 32,500
Conversion of note, accrued interest										1,300
Loss/gain on conversion of debt										(11,628)
Accretion expense recorded										$ 11,265	$ 13,698
B
Convertible debt issued								$ 32,500
Interest per annum								8.00%
Maturity date								Jul. 05, 2014
Conversion rate								58.00%
Discount to note payable								$ 24,953
Carrying value of convertible note that will be accreted over term								32,500
Conversion of note, shares issued										1,687,097
Conversion of note, amount										$ 32,500
Conversion of note, accrued interest										1,300
Loss/gain on conversion of debt										(3,946)
Accretion expense recorded										$ 16,696	$ 8,257
C
Convertible debt issued								$ 32,500
Interest per annum								8.00%
Maturity date								Aug. 04, 2014
Conversion rate								58.00%
Discount to note payable								$ 24,963
Carrying value of convertible note that will be accreted over term								$ 32,500
Conversion of note, shares issued										1,442,781
Conversion of note, amount										$ 32,500
Conversion of note, accrued interest										1,300
Loss/gain on conversion of debt										(14,230)
Accretion expense recorded										$ 19,466	$ 5,497
D
Convertible debt issued							$ 32,500				$ 32,500
Interest per annum							8.00%				8.00%
Maturity date							Sep. 19, 2014
Conversion rate							58.00%
Discount to note payable							$ 24,958				$ 24,958
Carrying value of convertible note that will be accreted over term							$ 32,500				$ 32,500
Conversion of note, shares issued										1,383,394
Conversion of note, amount										$ 32,500
Conversion of note, accrued interest										1,300
Loss/gain on conversion of debt										(12,392)
Accretion expense recorded							$ 1,266			$ 23,692
E
Convertible debt issued						$ 37,500
Interest per annum						8.00%
Maturity date						Oct. 14, 2014
Conversion rate						58.00%
Discount to note payable						$ 37,500
Carrying value of convertible note that will be accreted over term						$ 37,500
Conversion of note, shares issued										1,906,938
Conversion of note, amount										$ 37,500
Conversion of note, accrued interest										1,500
Loss/gain on conversion of debt										9,785
Accretion expense recorded										$ 37,500
F
Convertible debt issued					$ 32,500
Interest per annum					8.00%
Maturity date					Dec. 26, 2014
Conversion rate					58.00%
Discount to note payable					$ 32,500
Carrying value of convertible note that will be accreted over term					$ 32,500
Conversion of note, shares issued										3,318,215
Conversion of note, amount										$ 32,500
Conversion of note, accrued interest										1,700
Loss/gain on conversion of debt										6,965
Accretion expense recorded										$ 32,500
G
Convertible debt issued				$ 42,500
Interest per annum				8.00%
Maturity date				Feb. 16, 2015
Conversion rate				58.00%
Discount to note payable				$ 42,500
Carrying value of convertible note that will be accreted over term				$ 42,500
Conversion of note, shares issued										3,980,077
Conversion of note, amount										$ 42,500
Conversion of note, accrued interest										1,300
Loss/gain on conversion of debt										9,734
Accretion expense recorded										$ 42,500
H
Convertible debt issued			$ 68,000
Interest per annum			8.00%
Maturity date			Mar. 18, 2015
Conversion rate			58.00%
Discount to note payable			$ 68,000
Carrying value of convertible note that will be accreted over term			$ 68,000
Conversion of note, shares issued										3,402,974
Conversion of note, amount										$ 30,000
Loss/gain on conversion of debt										8,582
Accretion expense recorded										43,373
I
Convertible debt issued		$ 42,500
Interest per annum		8.00%
Maturity date		Apr. 11, 2015
Conversion rate		58.00%
Discount to note payable		$ 42,500
Carrying value of convertible note that will be accreted over term		$ 42,500
Accretion expense recorded										2,381
J
Convertible debt issued	$ 38,000
Interest per annum	8.00%
Maturity date	Jul. 28, 2015
Conversion rate	58.00%
Discount to note payable	$ 38,000
Carrying value of convertible note that will be accreted over term	$ 38,000
Accretion expense recorded										$ 344